PROPERTY AND EQUIPMENT (Details) - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment		$ 29,910	$ 0
Accumulated Depreciation		(4,562)	0
Property and equipment, net	$ 36,555	25,348	0
Equipment & Furniture
Property, Plant and Equipment [Line Items]
Property and equipment		16,327	0
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment		$ 13,583	$ 0